Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		11/1/2018
	Collection Period Ending Date		11/30/2018
	Collection Period		25
	Payment Date		12/17/2018

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.471788	$212,304,679.45	$26,668,610.30	$185,636,069.15
(4)	Class A-4 Notes	1.000000	$258,000,000.00	$—	$258,000,000.00
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$527,304,679.45	$26,668,610.30	$500,636,069.15
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$534,804,679.45	$26,668,610.30	$508,136,069.15
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$—	$—
(14)	Class A-3 Notes		1.59000%	$212,304,679.45	$281,303.70
(15)	Class A-4 Notes		1.93000%	$258,000,000.00	$414,950.00
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$527,304,679.45	$817,197.45
	2. AVAILABLE FUNDS
(20)	Interest Collections		$2,127,118.90
(21)	Principal Collections		$17,271,438.16
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$8,891,362.41
(24)	Liquidation Proceeds		$157,561.45
(25)	Recoveries		$132,045.52
(26)	Investment Earnings		$—
(27)	Total Collections		$28,579,526.44
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$28,579,526.44
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$445,670.57	$445,670.57	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$281,303.70	$281,303.70	$—
(34)	Class A-4 Notes Interest		$414,950.00	$414,950.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—

(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$3,418,610.30	$3,418,610.30	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$15,750,000.00	$15,750,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees, and asset representations reviewer		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$648,048.12	$648,048.12	$—
			$28,579,526.44	$28,579,526.44
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$3,418,610.30
(50)	Fourth Allocation of Principal		$15,750,000.00
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$26,668,610.30
	4. POOL INFORMATION
(53)	Pool Balance		$508,136,069
(54)	Number of Receivables Outstanding		49,053
(55)	Weighted Average Contract Rate		4.75%
(56)	Weighted Average Maturity		36.05
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Earnings on Permitted Investments		$42,926.77
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Earnings on Permitted Investments to Servicer		$(42,926.77)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$348,086.37	67	$5,195.32
(74)	Recoveries for Collection Period		$132,045.52	102	$1,294.56
(75)	Net Losses/(Recoveries) for Collection Period		$216,040.85
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$6,626,076.92
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.44174%

		11/30/2018	10/31/2018	9/30/2018	8/31/2018
(79)	Pool Balance at end of collection period	$508,136,069	$534,804,679	$564,690,128	$591,553,911
(80)	Number of receivables outstanding	49,053	50,556	52,208	53,680

(81)	Average month end Pool Balance	$521,470,374	$549,747,404	$578,122,020	$606,973,389
(82)	Realized Losses for Collection Period	$348,086	$269,896	$269,121	$284,156
(83)	Recoveries for Collection Period	$132,046	$81,886	$109,428	$75,499
(84)	Net Losses/(Recoveries) for Collection Period	$216,041	$188,010	$159,693	$208,657
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.801%	0.589%	0.559%	0.562%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.497%	0.410%	0.331%	0.413%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.411%

		11/30/2018	10/31/2018	9/30/2018	8/31/2018
(88)	Receivables 31-59 Days Delinquent	$5,540,814.37	$5,299,056.07	$5,050,871.37	$4,696,843.84
(89)	$ As % of Ending Pool Balance	1.090%	0.991%	0.894%	0.794%
(90)	# of Receivables	466	451	429	391
(91)	# As % of Ending Pool # of Receivables	0.950%	0.892%	0.822%	0.728%
(92)	Receivables 60-89 Days Delinquent	$1,109,543.02	$1,080,612.05	$1,008,536.38	$1,021,326.78
(93)	$ As % of Ending Pool Balance	0.218%	0.202%	0.179%	0.173%
(94)	# of Receivables	106	98	94	90
(95)	# As % of Ending Pool # of Receivables	0.216%	0.194%	0.180%	0.168%
(96)	Receivables 90 - 119 Days Delinquent	$399,165.24	$441,947.12	$576,463.26	$472,188.29
(97)	$ As % of Ending Pool Balance	0.079%	0.083%	0.102%	0.080%
(98)	# of Receivables	44	40	46	47
(99)	# As % of Ending Pool # of Receivables	0.090%	0.079%	0.088%	0.088%
(100)	Receivables 120+ Days Delinquent	$225,661.92	$280,705.49	$159,616.19	$231,921.86
(101)	$ As % of Ending Pool Balance	0.044%	0.052%	0.028%	0.039%
(102)	# of Receivables	19	23	19	28
(103)	# As % of Ending Pool # of Receivables	0.039%	0.045%	0.036%	0.052%
(104)	Total Delinquencies	$7,275,184.55	$7,102,320.73	$6,795,487.20	$6,422,280.77
(105)	$ As % of Ending Pool Balance	1.432%	1.328%	1.203%	1.086%
(106)	# of Receivables	635	612	588	556
(107)	# As % of Ending Pool # of Receivables	1.295%	1.211%	1.126%	1.036%
(108)	Receivables 60+ Days Delinquent	$1,734,370.18	$1,803,264.66	$1,744,615.83	$1,725,436.93
(109)	$ As % of Ending Pool Balance	0.341%	0.337%	0.309%	0.292%
(110)	Delinquency trigger	6.25%	6.25%	6.25%	6.25%
(111)	Total Repossession	$322,699.25	$640,211.70	$423,083.58	$545,876.52
(112)	# of Receivables	35	55	32	45

Name: Kim Taylor
Title: Senior Vice President, Auto Finance CFO
December 11, 2018